Insurance business - Insurance service result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	$ 2,831	$ 2,456	$ 2,096
– Contractual service margin recognised for services provided	1,593	1,331	1,126
– Change in risk adjustment for non-financial risk for risk expired	65	66	36
– Expected incurred claims and other insurance service expenses	1,169	1,056	898
– Other	4	3	36
Recovery of insurance acquisition cash flows	397	296	163
Total insurance revenue	3,228	2,752	2,259
Insurance service expenses
Incurred claims and other insurance service expenses	(906)	(1,044)	(907)
Losses and reversal of losses on onerous contracts	(87)	(123)	(109)
Amortisation of insurance acquisition cash flows	(397)	(296)	(163)
Adjustments to liabilities for incurred claims	(13)	21	(2)
Total insurance service expenses	(1,403)	(1,442)	(1,181)
Insurance service result	1,825	1,310	1,078
HSBC Life (UK) Limited and HSBC Assurances Vie (France)
Insurance service expenses
Insurance service result	200	0	0
Life direct participating and investment DPF contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	2,212	1,890	1,626
– Contractual service margin recognised for services provided	1,428	1,143	975
– Change in risk adjustment for non-financial risk for risk expired	46	46	21
– Expected incurred claims and other insurance service expenses	734	698	594
– Other	4	3	36
Recovery of insurance acquisition cash flows	285	195	109
Total insurance revenue	2,497	2,085	1,735
Insurance service expenses
Incurred claims and other insurance service expenses	(488)	(616)	(615)
Losses and reversal of losses on onerous contracts	(36)	(50)	(32)
Amortisation of insurance acquisition cash flows	(285)	(195)	(109)
Adjustments to liabilities for incurred claims	(7)	(6)	(1)
Total insurance service expenses	(816)	(867)	(757)
Insurance service result	1,681	1,218	978
Life other contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	619	566	470
– Contractual service margin recognised for services provided	165	188	151
– Change in risk adjustment for non-financial risk for risk expired	19	20	15
– Expected incurred claims and other insurance service expenses	435	358	304
– Other	0	0	0
Recovery of insurance acquisition cash flows	112	101	54
Total insurance revenue	731	667	524
Insurance service expenses
Incurred claims and other insurance service expenses	(418)	(428)	(292)
Losses and reversal of losses on onerous contracts	(51)	(73)	(77)
Amortisation of insurance acquisition cash flows	(112)	(101)	(54)
Adjustments to liabilities for incurred claims	(6)	27	(1)
Total insurance service expenses	(587)	(575)	(424)
Insurance service result	$ 144	$ 92	$ 100